Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0001584371
Document Type	6-K
Entity Registrant Name	ICECURE MEDICAL LTD.
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity File Number	001-40753